Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
The summary of significant accounting policies presented below is designed to assist in understanding our condensed consolidated financial statements. Such condensed consolidated financial statements and the accompanying notes are the representations of our management, who are responsible for their integrity and objectivity. These accounting policies conform to generally accepted accounting principles in the U.S. (“GAAP”) in all material respects and have been consistently applied in preparing our accompanying condensed consolidated financial statements.
Basis of Presentation
Our accompanying condensed consolidated financial statements include our accounts and those of our subsidiaries and any consolidated variable interest entities (“VIEs”). All inter-company balances and transactions have been eliminated in the accompanying condensed consolidated financial statements.
Interim Unaudited Financial Data
Our accompanying condensed consolidated financial statements have been prepared by us in accordance with GAAP in conjunction with the rules and regulations of the SEC. Certain information and footnote disclosures required for annual financial statements have been condensed or excluded pursuant to SEC rules and regulations. Accordingly, our accompanying condensed consolidated financial statements (i) do not include all information and footnotes required by GAAP for complete financial statements, and (ii) reflect all adjustments, which are, in our opinion, of a normal recurring nature and necessary for a fair presentation of our financial position, results of operations and cash flows for the interim periods. Interim results of operations are not necessarily indicative of the results to be expected for the full year; such results may be less favorable for the full year. Our accompanying condensed consolidated financial statements should be read in conjunction with our audited consolidated financial statements and the notes thereto included in our 2021 Annual Report on Form 10-K.
Principles of Consolidation
The condensed consolidated financial statements include the accounts of our subsidiaries and consolidated joint venture arrangements. The portions of the HTALP operating partnership not owned by us are presented as non-controlling interests on the accompanying condensed consolidated balance sheets and statements of operations, condensed consolidated statements of comprehensive income, and condensed consolidated statements of equity and changes in partners’ capital. Holders of OP Units are considered to be non-controlling interest holders in HTALP and their ownership interests are reflected as equity on the accompanying condensed consolidated balance sheets. Further, a portion of the earnings and losses of HTALP are allocated to non-controlling interest holders based on their respective ownership percentages. Upon conversion of OP Units to common stock, any difference between the fair value of the common stock issued and the carrying value of the OP Units converted to common stock is recorded as a component of equity. As of both June 30, 2022 and December 31, 2021, there were approximately 4.1 million of OP Units issued and outstanding held by non-controlling interest holders.
VIEs are entities where investors lack sufficient equity at risk for the entity to finance its activities without additional subordinated financial support or where equity investors, as a group, lack one of the following: (i) the power to direct the activities that most significantly impact the entity’s economic performance; (ii) the obligation to absorb the expected losses of the entity; and (iii) the right to receive the expected returns of the entity. We consolidate our investment in VIEs when we determine that we are the primary beneficiary. A primary beneficiary is one that has both: (i) the power to direct the activities of the VIE that most significantly impacts the entity’s economic performance; and (ii) the obligation to absorb losses or the right to receive benefits of the VIE that could be significant to the entity. The HTALP operating partnership and our other joint venture arrangements are VIEs because the limited partners in those partnerships, although entitled to vote on certain matters, do not possess kick-out rights or substantive participating rights. Additionally, we determined that we are the primary beneficiary of our VIEs. Accordingly, we consolidate our interests in the HTALP operating partnership and in our other joint venture arrangements. However, because we hold what is deemed a majority voting interest in the HTALP operating partnership and our other joint venture arrangements, it qualifies for the exemption from providing certain disclosure requirements associated with investments in VIEs.
Use of Estimates
The preparation of our condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that effect the reported amounts of assets, liabilities, revenues and expenses, and related disclosure of contingent asset and liabilities. These estimates are made and evaluated on an ongoing basis using information that is currently available as well as various other assumptions believed to be reasonable under the circumstances. Actual results could differ from those estimates, perhaps in adverse ways, and those estimates could be different under different assumptions or conditions.
Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents consist of all highly liquid investments with a maturity of three months or less when purchased. Restricted cash is typically comprised of: (i) reserve accounts for property taxes, insurance, capital and tenant improvements; (ii) collateral accounts for debt and interest rate swaps; (iii) 1031 exchange funds; and (iv) deposits for future investments.
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the accompanying condensed consolidated balance sheets to the combined amounts shown on the accompanying condensed consolidated statements of cash flows (in thousands):

	June 30,
	2022	2021
Cash and cash equivalents	$29,714	$19,796
Restricted cash	4,559	70,542
Total cash, cash equivalents and restricted cash	$34,273	$90,338
Revenue Recognition
Minimum annual rental revenue is recognized on a straight-line basis over the term of the related lease (including rent holidays). Differences between rental income recognized and amounts contractually due under the lease agreements are recorded as straight-line rent receivables. Tenant reimbursements, which is comprised of additional amounts recoverable from tenants for real estate taxes, common area maintenance and other certain operating expenses are recognized as revenue on a gross basis in the period in which the related recoverable expenses are incurred.  We accrue revenue corresponding to these expenses on a quarterly basis to adjust recorded amounts to our best estimate of the final annual amounts to be billed. Subsequent to year-end, on a calendar year basis, we perform reconciliations on a lease-by-lease basis and bill or credit each tenant for any differences between the estimated expenses we billed and the actual expenses that were incurred. We recognize lease termination fees when there is a signed termination letter agreement, all of the conditions of the agreement have been met, and the tenant is no longer occupying the property. Rental income is reported net of amortization of inducements.
The revenue recognition process is based on a five-step model to account for revenue arising from contracts with customers as outlined in ASC Topic 606 - Revenue from Contracts with Customers. We recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. We have identified all of our revenue streams and we have concluded that rental income from leasing arrangements represents a substantial portion of our revenue and is governed and evaluated with the adoption of ASC Topic 842 - Lessors - Certain Leases with Variable Lease Payments (“Topic 842”).
Investments in Real Estate
Depreciation expense of buildings and improvements for the three months ended June 30, 2022 and 2021 was $62.3 million and $60.7 million, respectively. Depreciation expense of buildings and improvements for the six months ended June 30, 2022 and 2021 was $124.6 million and $121.9 million, respectively.
Leases
As a lessor, we lease space in our MOBs primarily to medical enterprises for terms generally ranging from three to seven years in length. The assets underlying these leases consist of buildings and associated land which are included as real estate investments on our accompanying condensed consolidated balance sheets. All of our leases for which we are the lessor are classified as operating leases under Topic 842.
Leases, for which we are the lessee, are classified as separate components on our accompanying condensed consolidated balance sheets. Operating leases are included as right-of-use (“ROU”) assets - operating leases, net, with a corresponding lease liability. Financing lease assets are included in receivables and other assets, net, with a corresponding lease liability in security deposits, prepaid rent and other liabilities. A lease liability is recognized for our obligation related to the lease and an ROU asset represents our right to use the underlying asset over the lease term. Refer to Note 7 - Leases in the accompanying notes to the condensed consolidated financial statements for more detail relating to our leases.
Real Estate Held for Sale
We consider properties held for sale once management commits to a plan to sell the property and has determined that the sale is probable and expected to occur within one year. Upon classification as held for sale, we record the property at the lower of its carrying amount or fair value, less costs to sell, and cease depreciation and amortization. The fair value is generally based on a discounted cash flow analysis, which involves management's best estimate of market participants' holding periods, market comparables, future occupancy levels, rental rates, capitalization rates, lease-up periods and capital requirements. As of June 30, 2022, the Company had no properties classified as held for sale. As of December 31, 2021, the Company had one property classified as held for sale.
Real Estate Notes Receivable
Real estate notes receivable consists of mezzanine and other real estate loans, which are generally collateralized by a pledge of the borrower’s ownership interest in the respective real estate owner and/or corporate guarantees. Real estate notes receivable are intended to be held-to-maturity and are recorded at amortized cost, net of unamortized loan origination costs and fees and allowance for credit losses. As of June 30, 2022, real estate notes receivable, net totaled $75.9 million. During the six months ended June 30, 2022, we recognized interest income of $3.2 million related to real estate notes receivable.

The following table summarizes real estate notes receivable as of June 30, 2022 (in thousands):

			Stated Interest Rate	Maximum Loan Commitment	Outstanding Loan Amount
	Origination Date	Maturity Date			June 30, 2022
Mezzanine Loans - Texas (1)	6/24/2021	6/24/2024	8%	$54,119	$53,756
Mezzanine Loan - North Carolina	12/22/2021	12/22/2024	8%	6,000	6,000
Mortgage Loan - Texas	6/30/2021	7/1/2022	10%	15,000	15,000
Construction Loan - Florida	5/17/2022	2/27/2026	6%	65,000	1,464
					76,220
Accrued interest receivable					311
Unamortized fees and costs					(659)
Unearned revenue					—
					$75,872

(1) Interest on these mezzanine loans is accrued and funded utilizing interest reserves, which is included in the maximum loan commitment, and such accrued interest is added to the note receivable balance.
Pursuant to ASC Topic 326 - Financial Instruments - Credit Losses (“Topic 326”), we adopted a policy to evaluate current expected credit losses at the inception of loans qualifying for treatment under Topic 326. We utilize a probability of default method approach for estimating current expected credit losses and have determined that the current risk of credit loss is remote. Accordingly, we have recorded no reserve for credit loss as of June 30, 2022.
Unconsolidated Joint Ventures
We account for our investments in unconsolidated joint ventures using the equity method of accounting because we have the ability to exercise significant influence, but not control, over the financial and operational policy decisions of the investments. Using the equity method of accounting, the initial investment is recognized at cost and subsequently adjusted for our share of the net income and any distributions from the joint venture. As of June 30, 2022 and December 31, 2021, we had a 50% interest in one such investment with a carrying value and maximum exposure to risk of $62.1 million and $62.8 million, respectively, which is recorded in investment in unconsolidated joint venture on the accompanying condensed consolidated balance sheets. We record our share of net income in income from unconsolidated joint venture on the accompanying condensed consolidated statements of operations. For each of the three months ended June 30, 2022 and 2021, we recognized income of $0.4 million. For each of the six months ended June 30, 2022 and 2021, we recognized income of $0.8 million.
Recently Issued or Adopted Accounting Pronouncements
Recently Adopted Accounting Pronouncements
ASU 2021-05, Leases (Topic 842): Lessors - Certain Leases with Variable Lease Payments
In July 2021, the FASB issued ASU 2021-05, which amends the lease classification requirements for lessors when classifying and accounting for a lease with variable lease payments that do not depend on a reference index or a rate. The update provides criteria, that if met, the lease would be classified and accounted for as an operating lease. The update is effective for reporting periods beginning after December 15, 2021, with early adoption permitted. We adopted ASU 2021-05 effective as of January 1, 2022. The adoption of this standard did not have a material impact on our financial statements.
Recently Issued Accounting Pronouncements
ASU 2021-01, Reference Rate Reform (Topic 848)
In January 2021, the FASB issued ASU 2021-01, which amends the scope of ASU 2020-04. The amendments of ASU 2021-01 clarify that certain optional expedients and exceptions to Topic 848 for contract modification and hedge accounting apply to derivatives that are affected by the discounting transition. For information related to the Company's current cash flow hedges, refer to Note 9 - Derivative Financial Instruments and Hedging Activities. The amendments are elective and effective immediately for contract modifications made through December 31, 2022. We do not expect that this ASU will have a material impact on our financial statements.
Subsequent Events
The Company has evaluated events subsequent to June 30, 2022 to assess the need for potential recognition or disclosure in this report. Such events were evaluated through the date these financial statements were available to be issued, which was August 9, 2022 as it relates to events through July 20, 2022, or the date of the consummation of the Merger. Based upon this evaluation, it was determined that no subsequent events occurred that require recognition or disclosure in the financial statements that have either not been disclosed elsewhere in this report or reported in the Form 10-Q of Healthcare Realty Trust Incorporated as of and for the three and six months ended June 30, 2022, including any filings incorporated by reference into such report.